OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

19.     OTHER PAYABLES

	2017	2016
Provisions for indemnities payable (Note 27)	607,559	526,935
Payable for the acquisition of equity interest	—	342,086
Third party consignment	35,293	66,293
Provision for asset decommissioning	16,716	16,064
Other	392,832	452,082

Total	1,052,400	1,403,460

Current	469,214	527,144
Non-current	583,186	876,316